Tesoma Gmbh Acquisition	12 Months Ended
Dec. 31, 2023
Tesoma Gmbh Acquisition [Abstract]
TESOMA GMBH ACQUISITION
NOTE 3:-	TESOMA GMBH ACQUISITION

On April 5, 2022, the Company, through its wholly owned subsidiary Kornit Digital Technologies, acquired all of the outstanding shares of Tesoma GmbH, a German manufacturer of continuous dryers and oven systems. Under the related acquisition agreement, the total consideration was $15,443. In addition, the Company incurred acquisition-related costs in a total amount of $512. Acquisition-related costs include legal, accounting, consulting fees and other external costs directly related to the acquisition. These transaction costs were included in general and administrative expenses in the consolidated statements of operations.

Tesoma generates revenues from several markets, including textile, mechanical engineering and automotive. The Company believes this acquisition will accelerate its value proposition for fulfillers in the area of dryers for the textile industry.

The Tesoma acquisition was accounted for as a business combination in accordance with Accounting Standards Codification (“ASC”) 805 “Business Combinations”. ASC 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. The excess of the fair value of the purchase price over the fair values of the identifiable assets and liabilities is recorded as goodwill. Such valuations require management to make significant estimates and assumptions, especially with respect to intangible assets.

Acquisition related costs are expensed to the statement of operations in the period incurred.

The following table summarizes the purchase price allocation of Tesoma acquisition:

	Fair value	Amortization period (years)
Tangible assets (liabilities):
Cash	$789
Accounts receivable and other receivables	1,672
Inventory	3,991
Property and equipment	6,194
Other assets	343
Advances from customers	(1,726)
Trade payables	(466)
Provisions and other liabilities	(717)
Deferred tax liabilities, net	(855)
Net assets	9,225

Intangible assets:
Customer Relationship	1,213	5.8
Technology	856	2.4
Backlog	432	0.5
Goodwill	3,717	Infinite
Total purchase price	$15,443

Goodwill is primarily attributable to expected synergies arising from technology integration and expanded product availability to the Company’s existing and new customers. Goodwill is not deductible for income tax purposes.

Pro-forma results of operations related to this acquisition have not been prepared because they are not material to the Company’s consolidated statements of operations.